Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Equity [Abstract]
Schedule of Outstanding Stock Warrants

Warrant activities for the nine months ended February 28, 2021 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding May 31, 2020	803,000	$83.04	-	$-
Granted	17,054	21.99	-	-
Cancelled	-	-	-	-
Balance Outstanding February 28, 2021	820,054	$81.74	3.10	$-
Exercisable, February 28, 2021	820,054	$81.74	3.10	$-

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2020 and 2019 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2018	5,461,500	$11.50	Nov 2023
Granted – May 31, 2019	962,500	4.00	May 2024
Outstanding – May 31, 2019	6,424,000	10.38

Outstanding – May 31, 2020	6,424.000	$10.38
Warrants exercisable at May 31, 2020	6,424,000